Document and Entity Information	0 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2013
Registrant Name	DREYFUS MUNICIPAL BOND OPPORTUNITY FUND
Central Index Key	0000797923
Amendment Flag	false
Document Creation Date	Aug. 27, 2013
Document Effective Date	Sep. 01, 2013
Prospectus Date	Sep. 01, 2013
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class A
Risk/Return:
Trading Symbol	PTEBX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class C
Risk/Return:
Trading Symbol	DMBCX
DREYFUS MUNICIPAL BOND OPPORTUNITY FUND | Class Z
Risk/Return:
Trading Symbol	dmbzx